Related-Party Transactions (List of Major Related Parties) (Details)	12 Months Ended
Dec. 31, 2021
China International United Petroleum and Chemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Chemical Sales Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Petro-CyberWorks Information Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Lianhua (Ningbo) International Logistics Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Zhongke Guangdong Refining And Chemical Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Marketing Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Fuel Oil Sales Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Lubricant Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Yangzi Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical International Beijing Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Catalyst Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical International Shanghai Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Beijing Research Institute of Chemical Industry [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical International Ningbo Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Zhoushan Shihua Crude Oil Terminal Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Dalian Sinopec Material Equip Company [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Materials & Equipment (East China) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical International (Nanjing) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Honeywell(Tianjin) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical International Wuhan Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical International Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical Refinery Sales Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Shanghai Gaoqiao Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical International Tianjin Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Ningbo Eastsea Linefan Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Petroleum And Chemical Sceintific Research Institute Dadi Company [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Shanghai Research Institute of Petrochemical Technology [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Lubricating Oil Shanghai Research Institute Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Dalian Furuipu Technology Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Nantong Donghai Petrochemical Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petroleum And Chemical Corporation Qingdao Security Engineering And Research Institute [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Shanghai Energy Trade Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Storage And Transportation Installation Company of Ningbo Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Yizheng Chemical Fibre Company Limited Liability Company [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Fujian Gulei Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec China East Chemical Sales Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Unipec Singapore [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Yanshan United Foreign Trade Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Chemical Commercial Holding Wuhan Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Nanjing Yangzhi Petrochemical Indutry Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Baling Petrochemical Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Shengli Oil Field Exploration And Development Research Institute [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Shanghai Lide Catalyst Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
YPC Gpro Nanjing Rubber Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Fujian Refining & Petrochemical Company Limited (FREP) [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Dalian (Fushun) Research Institute of Petroleum and Petrochemicals [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Jianghan Salt Chemical Hubei Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Yipaike Business Factoring Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Great Wall Energy And Chemical Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec (Shenzhen) E-Commerce Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Research Institute of Safety Engineering [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Ningbo Minggang Gas Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Zhongyuan Petrol-Chemical Industry Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Epec E Commerce Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Oil Refining and Marketing (Shanghai) Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Chemical Sales (Guangdong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Nanguang (Shanghai) Industrial Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Unipec (Qingdao) International Logistics Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Qingdao Zhonghua Sunshine Management System Certification Centre [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the ultimate parent company
Shanghai Sinopec Mitsui Chemicals Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the ultimate parent company
BASF-YPC Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the ultimate parent company
Shanghai Changshi Shipping Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the ultimate parent company
Shanghai KSD Bulk Solids Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the ultimate parent company
BASF Gao-Qiao Performance Chemicals (Shanghai) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the ultimate parent company
Sinopec Chemical Commercial Holding Singapore Pte Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Finance Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Zhongshi Huananjing Chemical Research Institute Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Economy Phulishing House Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Publishing House Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Group International Travel Agency Agricultural Bank Of China [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Assets Management Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Ningbo Engineering Company of Sinopec [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Shared Services Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Petroleum Engineering Geophysics Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Baichuan Economic And Trade Company [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Group Jiangsu Petroleum Exploration Bureau Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Newspaper Office [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Energy Saving Technology Service Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Group Economic and Technology Research Institute Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Beijing PetroChemical Construction Consulting Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Economicbooks Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Petrol Chemical Industry Management Cadre College [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Engineering Quality Supervision Terminal [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Group Shanghai Training Center [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Beijing Yanshan Petrochemical Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Zhongyuan Petroleum Exploration Bureau Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Shengli Petroleum Administration Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
The Fourth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Tending Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Shanghai Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Engineering Incorporation [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Engineering Quality Monitoring Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
National Petrochemical Project Risk Assessment Technology Center [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
The Tenth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
The Fifth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Shanghai Petrochemical Machinery Manufacture Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Nanjing Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Luoyang Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Jiangsu Jinling Opta Polymer Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Shanghai Petrochemical Haidi Administration Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Sichuan Uninylon Works [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical Corp Nanjing Chemical Industry Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Group International Petroleum Exploration And Production Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Consulting Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Guangzhou Engineering Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Beijing Yanshan Petrochemical Special Equipment Inspection Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical Corp. Engineering Ration Management Station [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Beijing Victory Hotel Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Maoming Shihua Dongcheng Chemical Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Yihua Tory Polyester Film Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the immediate parent company
China Sinopec Pipeline Storage And Transportation Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the immediate parent
Yihua Bonar Yarns And Fabrics Company Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the immediate parent
Unipec Singapore [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Unipec America, Inc [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Japan Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Rizhao Shihua Crude Oil Terminal Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the ultimate parent company
Sinopec Europe Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Chemical Commerical Holding North America Inc [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec International Austrailia Pty Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company